Available-for-sale debt securities - Summary of Interest Income on Available-for-sale Debt Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Abstract]
Interest income	$ 8,452	$ 5,771	$ 482,684